Borrowings (Details Text) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 04, 2017
USD
Borrowings (Details Text)
Transaction costs associated with the issuance of the Bonds	R$ 26
Bonds issued
Borrowings (Details Text)
Bonds issued		R$ 5,480
Bonds issued | USD
Borrowings (Details Text)
Bonds issued		1,750
Bonds issued
Borrowings (Details Text)
Bonds issued		R$ 1,566
Bonds issued, interest rate basis		3.50%
Bonds issued | USD
Borrowings (Details Text)
Bonds issued		R$ 500
Bonds issued
Borrowings (Details Text)
Bonds issued		R$ 3,914
Bonds issued, interest rate basis		4.50%
Bonds issued | USD
Borrowings (Details Text)
Bonds issued		R$ 1,250
Issue price (2023)
Borrowings (Details Text)
Bonds issued, interest rate basis		99.058%
Issue price (2023) | Represents the year
Borrowings (Details Text)
Bonds issued, interest rate basis		3.70%
Issue price (2028)
Borrowings (Details Text)
Bonds issued, interest rate basis		98.995%
Issue price (2028) | Represents the year
Borrowings (Details Text)
Bonds issued, interest rate basis		4.625%
Transaction costs (i)
Borrowings (Details Text)
Effective interest rate including transaction costs	7.78%
Transaction costs (ii)
Borrowings (Details Text)
Effective interest rate including transaction costs	7.31%
Transaction costs (iii)
Borrowings (Details Text)
Effective interest rate including transaction costs	3.64%
Transaction costs (iv)
Borrowings (Details Text)
Effective interest rate including transaction costs	4.65%